SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 90.7%
	EQUITY - 90.7%
1,204,836	Communication Services Select Sector SPDR Fund(a)				$ 96,519,412
586,540	Consumer Discretionary Select Sector SPDR Fund(a)				105,254,603
721,084	Consumer Staples Select Sector SPDR Fund(a)				49,639,423
449,424	Energy Select Sector SPDR Fund(a)				23,410,496
2,629,706	Financial Select Sector SPDR Fund(a)				98,692,866
888,307	Health Care Select Sector SPDR Fund(a)				113,081,481
709,291	Industrial Select Sector SPDR Fund(a)				69,397,032
358,000	iShares Core S&P 500 ETF				154,233,560
270,910	Materials Select Sector SPDR Fund(a)				21,431,690
494,780	Real Estate Select Sector SPDR Fund(a)				21,992,971
1,586,066	Technology Select Sector SPDR Fund(a)				236,831,375
328,722	Utilities Select Sector SPDR Fund(a)				20,998,761
					1,011,483,670

	TOTAL EXCHANGE-TRADED FUNDS (Cost $438,305,040)				1,011,483,670

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
21,625,202	First American Government Obligations Fund, Class X, 0.03% (Cost $21,625,202)(b)				21,625,202

Contracts(c)
	INDEX OPTIONS PURCHASED - 10.9%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.2%
168	S&P 500 Index	12/17/2021	$ 4,370	$ 72,366,672	$ 1,824,480
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,828,448)

	PUT OPTIONS PURCHASED - 10.7%
549	S&P 500 Index	11/19/2021	$ 4,390	$ 236,483,946	$ 8,523,225
549	S&P 500 Index	11/19/2021	4,530	236,483,946	13,219,920
699	S&P 500 Index	12/16/2022	3,800	301,097,046	17,265,300
553	S&P 500 Index	12/16/2022	3,925	238,206,962	15,558,655
1,106	S&P 500 Index	06/16/2023	4,525	476,413,924	64,734,180
	TOTAL PUT OPTIONS PURCHASED (Cost - $122,872,627)				119,301,280

	TOTAL INDEX OPTIONS PURCHASED (Cost - $125,701,075)				121,125,760

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

					Fair Value

	TOTAL INVESTMENTS - 103.5% (Cost $585,631,317)				$ 1,154,234,632
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $2,307,054)				(1,092,263)
	PUT OPTIONS WRITTEN - (3.4)% (Proceeds - $23,807,350)				(37,641,010)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%				148,082
	NET ASSETS - 100.0%				$ 1,115,649,441

Contracts(c)
	WRITTEN INDEX OPTIONS - (3.5)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.1)%
593	S&P 500 Index	11/19/2021	$ 4,660	$ 255,437,122	$ 155,663
168	S&P 500 Index	12/17/2021	4,475	72,366,672	936,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,307,054)				1,092,263

	PUT OPTIONS WRITTEN - (3.4)%
593	S&P 500 Index	11/19/2021	$ 4,025	$ 255,437,122	$ 3,169,585
1,098	S&P 500 Index	11/19/2021	4,460	472,967,892	21,120,030
1,779	S&P 500 Index	12/17/2021	4,000	766,311,366	13,351,395
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $23,807,350)				37,641,010

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $26,114,404)				$ 38,733,273

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2021 the total value of securities held as collateral is $331,223,114.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 87.1%
	EQUITY - 87.1%
381,800	iShares Core MSCI Emerging Markets ETF(a)				$ 23,579,968
112,850	iShares MSCI Emerging Markets ETF(a)				5,685,383
					29,265,351

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,157,545)				29,265,351

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
210,721	First American Government Obligations Fund, Class X, 0.03% (Cost $210,721)(b)				210,721

Contracts(c)
	EQUITY OPTIONS PURCHASED - 12.1%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.9%
1,180	iShares MSCI Emerging Markets ETF	01/21/2022	$ 50	$ 5,944,840	$ 313,880
1,180	iShares MSCI Emerging Markets ETF	01/21/2022	60	5,944,840	4,720
	TOTAL CALL OPTIONS PURCHASED (Cost - $658,228)				318,600

	PUT OPTIONS PURCHASED - 11.2%
2,830	iShares MSCI Emerging Markets ETF	01/20/2023	$ 50	$ 14,257,540	$ 1,598,950
2,718	iShares MSCI Emerging Markets ETF	01/20/2023	53	13,693,284	2,018,115
171	iShares MSCI Emerging Markets ETF	01/20/2023	54	861,498	137,228
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,047,249)				3,754,293

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,705,477)				4,072,893

	TOTAL INVESTMENTS - 99.8% (Cost $28,073,743)				$ 33,548,965
	CALL OPTIONS WRITTEN - (0.6)% (Proceeds - $804,919)				(192,455)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $193,175)				(216,142)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%				483,037
	NET ASSETS - 100.0%				$ 33,623,405

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(c)
	WRITTEN EQUITY OPTIONS - (1.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.6)%
1,453	iShares MSCI Emerging Markets ETF	12/17/2021	$ 55	$ 7,320,214	$ 50,855
2,360	iShares MSCI Emerging Markets ETF	01/21/2022	55	11,889,680	141,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $804,919)				192,455

	PUT OPTIONS WRITTEN - (0.6)%
1,448	iShares MSCI Emerging Markets ETF	11/19/2021	$ 47	$ 7,295,024	$ 102,808
1,453	iShares MSCI Emerging Markets ETF	12/17/2021	45	7,320,214	113,334
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $193,175)				216,142

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $998,094)				$ 408,597

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2021 the total value of securities held as collateral is $8,429,615.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.6%
	EQUITY - 91.6%
399,000	iShares MSCI EAFE ETF(a)				$ 31,125,990

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,589,898)				31,125,990

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
399,211	First American Government Obligations Fund, Class X, 0.03% (Cost $399,211)(b)				399,211

Contracts(c)
	EQUITY OPTIONS PURCHASED - 6.4%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 6.4%
1,883	iShares MSCI EAFE ETF	01/20/2023	$ 72	$ 14,689,283	$ 892,542
998	iShares MSCI EAFE ETF	01/20/2023	75	7,785,398	573,850
860	iShares MSCI EAFE ETF	01/20/2023	76	6,708,860	536,640
249	iShares MSCI EAFE ETF	01/20/2023	78	1,942,449	177,039
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,394,522)				2,180,071

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,394,522)				2,180,071

	TOTAL INVESTMENTS - 99.2% (Cost $26,383,631)				$ 33,705,272
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $47,799)				(35,928)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $155,478)				(218,562)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%				497,374
	NET ASSETS - 100.0%				$ 33,948,156

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.7)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.1)%
998	iShares MSCI EAFE ETF	12/17/2021	$ 83	$ 7,785,398	$ 35,928
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $47,799)

	PUT OPTIONS WRITTEN - (0.6)%
998	iShares MSCI EAFE ETF	11/19/2021	$ 75	$ 7,785,398	$ 116,766
998	iShares MSCI EAFE ETF	12/17/2021	71	7,785,398	101,796
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $155,478)				218,562

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Fair Value

TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $203,277)	$ 254,490

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2021 the total value of securities held as collateral is $17,007,350.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 86.7%
	EQUITY - 86.7%
182,000	iShares Core S&P 500 ETF(a)				$ 78,409,240

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,180,944)				78,409,240

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
3,473,975	First American Government Obligations Fund, Class X, 0.03% (Cost $3,473,975)(b)				3,473,975

Contracts(c)
	INDEX OPTIONS PURCHASED - 16.6%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 7.5%
13	S&P 500 Index	12/17/2021	$ 4,370	$ 5,599,802	$ 141,180
88	S&P 500 Index	12/16/2022	4,000	37,906,352	5,004,560
6	S&P 500 Index	12/16/2022	4,450	2,584,524	173,250
88	S&P 500 Index	06/16/2023	4,850	37,906,352	1,564,640
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,639,397)				6,883,630

	PUT OPTIONS PURCHASED - 9.1%
41	S&P 500 Index	11/19/2021	$ 4,390	$ 17,660,914	$ 636,525
41	S&P 500 Index	11/19/2021	4,530	17,660,914	987,280
40	S&P 500 Index	12/16/2022	3,625	17,230,160	819,400
3	S&P 500 Index	12/16/2022	3,850	1,292,262	78,090
5	S&P 500 Index	12/16/2022	3,875	2,153,770	133,600
36	S&P 500 Index	12/16/2022	4,050	15,507,144	1,150,560
98	S&P 500 Index	06/16/2023	4,225	42,213,892	4,453,120
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,222,637)				8,258,575

	TOTAL INDEX OPTIONS PURCHASED (Cost - $11,862,034)				15,142,205

	TOTAL INVESTMENTS - 107.1% (Cost $69,516,953)				$ 97,025,420
	CALL OPTIONS WRITTEN - (3.2)% (Proceeds - $1,735,104)				(2,914,810)
	PUT OPTIONS WRITTEN - (3.1)% (Proceeds - $1,812,621)				(2,858,830)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%				(711,260)
	NET ASSETS - 100.0%				$ 90,540,520

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(c)
	WRITTEN INDEX OPTIONS - (6.3)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (3.2)%
46	S&P 500 Index	11/19/2021	$ 4,660	$ 19,814,684	$ 12,075
13	S&P 500 Index	12/17/2021	4,475	5,599,802	72,475
88	S&P 500 Index	12/16/2022	4,500	37,906,352	2,305,160
6	S&P 500 Index	12/16/2022	4,900	2,584,524	59,580
88	S&P 500 Index	06/16/2023	5,400	37,906,352	465,520
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,735,104)				2,914,810

	PUT OPTIONS WRITTEN - (3.1)%
46	S&P 500 Index	11/19/2021	$ 4,025	$ 19,814,684	$ 245,870
82	S&P 500 Index	11/19/2021	4,460	35,321,828	1,577,270
138	S&P 500 Index	12/17/2021	4,000	59,444,052	1,035,690
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,812,621)				2,858,830

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $3,547,725)				$ 5,773,640

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2021 the total value of securities held as collateral is $14,217,060.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 88.7%
180,000	iShares Russell 2000 ETF(a)				$ 39,375,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,175,032)				39,375,000

	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
1,209,653	First American Government Obligations Fund, Class X, 0.03% (Cost $1,209,653)(b)				1,209,653

Contracts(c)
	INDEX OPTIONS PURCHASED - 8.5%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 8.5%
64	Russell 2000 Index	12/16/2022	$ 1,950	$ 14,107,981	$ 940,800
41	Russell 2000 Index	12/16/2022	2,100	9,037,925	810,160
53	Russell 2000 Index	12/16/2022	2,250	11,683,172	1,394,165
22	Russell 2000 Index	12/16/2022	2,300	4,849,618	634,920
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,846,170)				3,780,045

	TOTAL INDEX OPTIONS PURCHASED (Cost – $4,846,170)				3,780,045

	TOTAL INVESTMENTS - 99.9% (Cost $33,230,855)				$ 44,364,698
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $105,586)				(60,188)
	PUT OPTIONS WRITTEN - (1.8)% (Proceeds - $587,052)				(790,690)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				882,551
	NET ASSETS - 100.0%				$ 44,396,371

Contracts(c)
	WRITTEN INDEX OPTIONS - (1.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.1)%
45	Russell 2000 Index	11/19/2021	$ 2,400	$ 9,919,674	$ 47,250

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(c)
	WRITTEN INDEX OPTIONS - (1.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)% (Continued)
45	Russell 2000 Index	11/19/2021	$ 2,500	$ 9,919,674	$ 12,938
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $105,586)				60,188

	PUT OPTIONS WRITTEN - (1.8)%
45	Russell 2000 Index	11/19/2021	$ 2,010	$ 9,919,674	$ 132,750
45	Russell 2000 Index	11/19/2021	2,030	9,919,674	147,600
68	S&P 500 Index	12/17/2021	4,000	29,291,272	510,340
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $587,052)				790,690

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $692,638)				$ 850,878

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2021 the total value of securities held as collateral is $20,781,250.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.